Capital and financial risk management - Hedged Items (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flow hedges | Pre-hedging of long-term interest rate
Hedging instruments
Balance in cash flow hedge reserve for continuing hedges	£ (97)	£ (114)
Cash flow hedges | Transactional FX forecast exposure
Hedging instruments
Hedged item, carrying amount	757	538
Balance in cash flow hedge reserve for continuing hedges	(4)	1
Fair value hedges | Bonds
Hedging instruments
Hedged item, carrying amount	(2,703)	(3,188)
Accumulated fair value adjustments	21	81
Change in value used for calculating hedge ineffectiveness	21	81
Net investment hedges | Net assets in foreign currency
Hedging instruments
Hedged item, carrying amount	4,505	4,310
Accumulated fair value adjustments	(125)	(155)
Change in value used for calculating hedge ineffectiveness	£ (125)	£ (155)